Classification of Expenses By Nature	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Classification of Expenses By Nature	Classification of Expenses by Nature
Details of classification of expenses by nature for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Advertising expenses	₩ 38,731	₩ 13,661	₩ 29,898
Fees and commissions	293,302	472,324	259,024
Lease expenses	1,380	1,292	1,179
Bad debt	589	1,402	701
Outsourcing expenses	9,215	13,053	11,415
Salaries	50,092	44,339	40,315
Expenses related to defined contribution and benefit plans	3,022	2,505	2,255
Employee benefits	4,538	4,256	3,895
Depreciation	6,023	5,252	5,145
Amortization	3,211	2,406	1,917
Other expenses	4,553	4,020	3,032
Total	₩ 414,656	₩ 564,510	₩ 358,776

Total expenses consist of cost of sales, selling, general and administrative expenses and research and development.